FEDERATED INDEX TRUST

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

AUGUST 15, 2016

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-4720

RE: FEDERATED INDEX TRUST (the “Trust”)

Federated Mid-Cap Index Fund (the “Fund”)

Class R6 Shares

1933 Act File No. 33-33852

1940 Act File No. 811-6061

Dear Sir or Madam:

Post-Effective Amendment No. 54 under the Securities Act of 1933 and Amendment No. 56 under the Investment Company Act of 1940 to the Registration Statement of the above-referenced Trust is hereby electronically transmitted.

As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective October 18, 2016 pursuant to the provisions of Rule 485(a) under the Securities Act of 1933. A Rule 485(a) filing is being made to add Class R6 Shares to the Fund.

In connection with the review of this filing by staff of the Securities and Exchange Commission, the Fund acknowledges that it is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the Fund may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions on the enclosed material, please contact me at 412-288-1165.

Very truly yours,

/s/ Sheryl McCall

Sheryl McCall

Senior Paralegal

Enclosures